Interest in Other Entities (Details) - Detail 14 ₪ in Thousands								1 Months Ended					12 Months Ended
	Sep. 05, 2023 USD ($) shares	Sep. 05, 2023 ILS (₪) shares	Jun. 13, 2023 USD ($) shares	May 09, 2023 USD ($)	Apr. 13, 2023 USD ($)	Feb. 12, 2023	Oct. 30, 2022	Dec. 19, 2023	Feb. 16, 2023 USD ($) shares	Feb. 16, 2023 ILS (₪) shares	Aug. 23, 2022 USD ($)	Aug. 23, 2022 ILS (₪)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 26, 2023 shares	Nov. 06, 2023 shares	Aug. 08, 2023 shares	Jun. 09, 2023 shares	Jun. 03, 2023 shares	Mar. 22, 2023 shares	Mar. 21, 2023 USD ($)	Aug. 30, 2022 shares	Jun. 30, 2022	Feb. 02, 2022 USD ($)
Interest in Other Entities (Details) - Detail 14 [Line Items]
Purchase agreement of percentage					19.90%
Paid in purchase agreement to acquire					$ 250,000
Issued and outstanding percentage	36.08%	36.08%						38.76%					19.90%	19.90%
Loan agreement				$ 153,000									$ 250,000
Loan interest													6.00%	6.00%
Percentage of increase in additional shares													31.25%	31.25%
Discount percentage						20.00%	20.00%						20.00%	20.00%
Original loan in exchange											$ 1,800,000	₪ 3,000
Purchase percentage											50.00%	50.00%
Interest percentage													1.00%	1.00%
Equal loan amounts													$ 1,300,000	₪ 1,750
Fair value of loan	$ 721,000	₪ 2,748											$ 78,000		$ 940,000	₪ 3,307
Shares purchased (in Shares) | shares									118,400	118,400
Purchased amount									$ 84,000	₪ 296
Shares issued (in Shares) | shares			2,650,423										27,989,465		24,661,470	24,661,470	673,019	1,293,450	328,506	863,100	169,920	57		531,069
Divided average price			$ 4,750,000
Loan was converted (in Shares) | shares	2,650,423	2,650,423
Purchase price													$ 530,000										$ 4,250			$ 1,595,000
A.I Artificial Intelligence Research and Development Ltd [Member]
Interest in Other Entities (Details) - Detail 14 [Line Items]
Original loan in exchange | ₪												₪ 6,000
Buffalo Agreement [Member]
Interest in Other Entities (Details) - Detail 14 [Line Items]
Original loan in exchange											$ 914,000
Purchase percentage																									90.00%
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Detail 14 [Line Items]
Equal loan amounts | ₪														₪ 3,000